Provisions (Details) - Schedule of provisions - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions (Details) - Schedule of provisions [Line Items]
Balance at beginning	S/ 51,830	S/ 52,868
Additions, notes 22	21,692	25,207
Unwinding of discounts, note 25	458	767
Change in estimates, note 23		(910)
Payments and advances	(49,734)	(26,102)
Balance at ending	24,246	51,830
Current portion	16,603	46,453
Non-current portion	7,643	5,377
Provisions	24,246	51,830
Worker' Profit-Sharing [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Balance at beginning	14,341	20,147
Additions, notes 22	15,169	15,712
Unwinding of discounts, note 25
Change in estimates, note 23
Payments and advances	(15,607)	(21,518)
Balance at ending	13,903	14,341
Current portion	13,903	14,341
Non-current portion
Provisions	13,903	14,341
Long-term Incentive Plan [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Balance at beginning	36,000	30,322
Additions, notes 22	6,523	9,495
Unwinding of discounts, note 25	118	767
Change in estimates, note 23
Payments and advances	(34,127)	(4,584)
Balance at ending	8,514	36,000
Current portion	2,700	32,112
Non-current portion	5,814	3,888
Provisions	8,514	36,000
Rehabilitation Provision [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Balance at beginning	1,489	2,399
Additions, notes 22
Unwinding of discounts, note 25	340
Change in estimates, note 23		(910)
Payments and advances
Balance at ending	1,829	1,489
Current portion
Non-current portion	1,829	1,489
Provisions	S/ 1,829	S/ 1,489